BUSINESS COMBINATIONS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) item	Dec. 31, 2017 CNY (¥) item	Dec. 31, 2016 CNY (¥) item	Dec. 31, 2015 CNY (¥)
BUSINESS COMBINATIONS
Cash consideration not paid and included in accrued expenses and other liabilities	$ 4,073	¥ 26,497	¥ 11,368	¥ 43,471
Franchisee service stations
BUSINESS COMBINATIONS
Number of franchise service stations acquired | item	0	0	6
Total purchase consideration			¥ 7,639
Cash consideration not paid and included in accrued expenses and other liabilities			¥ 11,368